                                                               November 27, 2000


Dear Shareholder:

As of September 30, 2000, municipal bonds are offering returns that compare favorably with stocks for the first time since 1992. This comparison will likely be even more heavily weighted toward bonds in the months ahead, as investors seek stability and predictable income over potential appreciation. Stocks in the S&P 500 for example returned 13.33% for the fiscal year. The Dow Jones Industrial Average yielded 5.33%. Our total return for the same period was 6.76%, actually 12.12% on a tax-equivalent basis assuming the highest tax bracket. There were times during the last year, specifically April through August when your dividends, totaling $.68 per share for the fiscal year, reflected an annualized yield of over 8.00% on your investment. This was caused by an attractive average coupon in the portfolio coupled with the receipt of extraordinary income from several sources.

Most of the price appreciation in the tax-exempt bond market so far has been in high-grade municipals. However, our high-grade bonds have short maturities so they have not moved much in price. Our portfolio holdings of longer, small, lesser-known credits should be next to appreciate if history is an indicator. First, though, we will have to overcome selling by other funds, some of whom have experienced trouble this year, tightened liquidity, and heavy supply of new bonds. We have viewed the last year as an incredible opportunity to purchase bonds at very lucrative interest rates not seen in years. These purchases should reap handsome rewards in the years ahead.

Traditionally, when you have as we do now, an inverted yield curve (short-term rates are higher than long-term rates) it is a signal that the economy will be slowing in the future. That, typically, means lower interest rates down the road; a further reason why we think bonds are a compelling value now.

Attached, please find the annual report of the Fund, specifying our holdings and our operating results for the fiscal year ended September 30, 2000. The results reflect a return that more nearly matches our historic levels and is significantly better than last year. Thank you, all, for your continued support. At this writing we are very close to reaching $100 million in assets, a nice milestone in our history.

Sincerely,



Fred R. Kelly, Jr.
Portfolio Manager

OFFICERS AND TRUSTEES
GEORGE N. DONNELLY, PRESIDENT AND CHAIRMAN OF THE BOARD OF TRUSTEES
    ANDREW B. SHAFFER, SECRETARY,
    TREASURER AND TRUSTEE
    FRED R. KELLY, JR., PORTFOLIO MANAGER

INVESTMENT ADVISER
    FREEDOM FUNDS MANAGEMENT COMPANY

TRANSFER, SHAREHOLDER SERVICING, AND DIVIDEND DISBURSING AGENT
    FREEDOM FUNDS MANAGEMENT COMPANY

DISTRIBUTOR
    SMITH HAYES FINANCIAL SERVICES CORP.

CUSTODIAN OF PORTFOLIO SECURITIES
    WELLS FARGO INVESTMENTS AND TRUST,
    WELLS FARGO BANK WEST, N.A.

INDEPENDENT AUDITORS
    FORTNER BAYENS LEVKULICH & CO., P.C.

LEGAL COUNSEL
    KUTAK ROCK


THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF COLORADO BONDSHARES - A TAX-EXEMPT FUND. THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS OF THE FUND. THE PROSPECTUS CONTAINS INFORMATION CONCERNING THE INVESTMENT POLICIES AND EXPENSES OF THE PORTFOLIO IN ADDITION TO OTHER PERTINENT INFORMATION. SHARES OF COLORADO BONDSHARES - A TAX EXEMPT FUND ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.



                         FEDERAL INCOME TAX INFORMATION
                                   (UNAUDITED)

In early 2001, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2000. Regulations of the U. S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

During fiscal year ended September 30, 2000, 100 percent of the dividends paid by Colorado BondShares - A Tax-Exempt Fund from net investment income should be treated as tax-exempt dividends.

              [FORTNER, BAYENS, LEVKULICH & CO., P.C. LETTERHEAD]

                          INDEPENDENT AUDITORS' REPORT



The Trustees and Shareholders
Colorado BondShares - A Tax-Exempt Fund

         We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Colorado BondShares, A Tax-Exempt Fund, as of September 30, 2000, the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for each of the years in the three-year period ended September 30, 1998, were audited by other auditors whose report dated November 3, 1998 expressed an unqualified opinion on those financial highlights.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Colorado BondShares - A Tax-Exempt Fund as of September 30, 2000, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the years in the two-year period then ended in conformity with generally accepted accounting principles.




                              FORTNER, BAYENS, LEVKULICH & CO., P.C.



Denver, Colorado
November 3, 2000

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

SEPTEMBER 30, 2000

--------------------------------------------------------------------------------------------------------------------

            FACE                                                                                           MARKET
           AMOUNT                          COLORADO MUNICIPAL BONDS- 95.2%                                  VALUE
           ------                          -------------------------------                                 ------

           235,000   Academy Water and Sanitation District G.O. Series 1995, 6.20%-7.10% due
                         11/15/2002-05                                                                       248,950
           200,000   Arapahoe County Water and Wastewater Authority Revenue Series 1994,
                         6.20%-6.30% due 12/1/2003-04 (b)                                                    204,351
           215,000   Arapahoe Water and Sanitation District G.O. Refunding and Improvement Series
                         1986, 8.50% due 12/1/2005                                                           236,726
         2,250,000   Arapahoe Water and Sanitation District G.O. Refunding Series 1995B, 8.50% due
                         12/1/2020 (b)                                                                     2,429,640
            65,000   Arrowhead Metropolitan District G.O. Improvement Series 1995A, 5.90%-6.10% due
                         12/1/2001-03                                                                         65,994
           100,000   Arrowhead Metropolitan District G.O. Refunding Series 1994, 5.70% due
                         12/1/2003                                                                           101,758
           950,000   Aurora Multifamily Housing Revenue River Falls Project Series 1999A, 5.70% due
                         7/1/2029                                                                            832,675
           306,040   Aurora Centretech Metropolitan District G.O. Refunding and Improvement Series
                         1994, 6.00% due 12/1/2023 (b)                                                       436,649
           700,000   Beebe Draw Farms Metropolitan District G.O.  Series 1998, 7.00% due
                         10/1/2018                                                                           646,940
         1,295,000   Bell Mountain Ranch Phase II Metropolitan District G.O. Series 1995, 8.50% due
                         11/15/2015                                                                        1,470,408
           145,000   Black Hawk (City of) Device Tax Revenue Series 1994, 5.55%-5.70% due
                         12/1/2000-01                                                                        145,723
           200,000   Black Hawk (City of) Device Tax Revenue Series 1996, 5.75%-5.85% due
                         12/1/2003-04                                                                        204,531
         2,250,000   Black Hawk (City of) Device Tax Revenue Series 1998, 5.625% due 12/1/2021             1,986,300
           100,000   Black Hawk (City of) G.O. Water Improvement Series 1992, 6.80% due 12/1/2000            100,406
           265,000   Boulder County Multifamily Refunding & Improvement Revenue (Thistle Cmnty
                         Housing) Series 1999A, 6.00% due 6/1/2011                                           252,537
           805,000   Boulder County Multifamily Refunding & Improvement Revenue (Thistle Cmnty
                         Housing) Series 1999A, 6.25% due 6/1/2019                                           751,234
            75,000   Boulder County Multifamily Refunding & Improvement Revenue (Thistle Cmnty
                         Housing)  Subordinate Series 1999B, 7.375% due 6/1/2015                              71,759
            25,000   Boulder Valley School District No. RE-2 Series 1992A, 5.80% due 10/15/2001               25,361
            75,000   Boxelder Sanitation District Sewer Revenue Refunding and Improvement Series
                         1994, 5.90% due 1/1/2003                                                             75,912
           200,000   Breckenridge (Town of) G.O. Recreation Center Refunding Series 1993, 4.45% due
                         12/1/2000                                                                           199,984

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

SEPTEMBER 30, 2000

--------------------------------------------------------------------------------------------------------------------

            FACE                                                                                           MARKET
           AMOUNT                          COLORADO MUNICIPAL BONDS- 95.2%                                  VALUE
           ------                          -------------------------------                                 ------

         4,450,000   Bromley Park Metropolitan District No. 3 G.O. Ltd. Tax Series 2000, 8.00% due
                         12/1/2019                                                                         4,450,000
            70,000   Castle Rock (Town of) G.O. Water Refunding Series 1993, 4.65% due 12/1/2000              70,006
            25,000   Castle Rock (Town of) G.O. Series 1988-2, 10.375% due 12/1/2008                          25,000
           565,000   Castle Rock (Town of) LID Series 1988-2D Special Assessment, 9.25%-10.375% due
                         12/1/2008 (i)                                                                       172,150
           510,000   Central City (City of) Excise Tax Revenue Refunding Series 1996, 5.70%-6.60%
                         due 12/1/2001-11                                                                    466,158
            25,000   Central City (City of) Special Assessment District No.1, 7.50% due 12/1/2003             25,108
         2,500,000   Central Platte Valley Metropolitan District Special Obligation
                          Revenue Series 1998, 7.00% due 12/1/2017                                         2,437,500
           100,000   Clear Creek School District No. Re-1 G.O. Improvement Series 1991, 5.90% due
                         12/1/2000                                                                           100,254
         2,009,520   Colorado Centre Metropolitan District Ltd. Tax and Special Revenue Series
                         1992A, principal only, 0.00% due 1/1/2027 (a)(e)(i)                                  15,835
         2,008,335   Colorado Centre Metropolitan District Ltd. Tax and Special Revenue Series
                         1992A, interest only, 9.00% due 1/1/2027 (f)(i)                                   1,200,743
         6,465,662   Colorado Centre Metropolitan District Ltd. Tax and Special Revenue Series
                         1992B, 0.00% due 1/1/2032 (a)(g)(i)                                                  50,949
           965,000   Colorado Educational & Cultural Facilities Authority Charter School Revenue -
                         Crown Pointe Academy Series 2000, 7.25% due 7/15/2025                               965,000
         4,060,000   Colorado Educational & Cultural Facilities Authority Charter School Revenue -
                         Liberty Common Series 1998, 6.95% due 8/15/2019                                   4,007,626
           695,000   Colorado Educational & Cultural Facilities Authority Charter School Revenue -
                         Elbert County Series 2000, 7.50% due 6/1/2010                                       695,000
         1,225,000   Colorado Educational & Cultural Facilities Authority Private School Revenue -
                         Series 2000A, 8.50% due 6/1/2022                                                  1,225,000
           520,000   Colorado Health Facilities Authority Zero Coupon Retirement Housing Revenue
                         Liberty Heights Project 1990 Subordinate Series B, 6.97% due 7/15/2020 (d)          152,324
           595,000   Colorado Postsecondary Educational Facilities Authority Revenue National
                         Technological University Project Series 1993, 7.375% due 12/1/2010 (b)              650,525
           830,000   Colorado Postsecondary Educational Facilities Authority Revenue National
                         Technological University Project Series 1993, 7.75% due 12/1/2010                   928,496
           805,000   Colorado Springs Spring Creek G.I.D. GO Series 1995, 4.08% due 12/1/2014
                         (h)(i)                                                                              362,250

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

SEPTEMBER 30, 2000

--------------------------------------------------------------------------------------------------------------------

            FACE                                                                                           MARKET
           AMOUNT                          COLORADO MUNICIPAL BONDS- 95.2%                                  VALUE
           ------                          -------------------------------                                 ------

         1,180,000   Columbia Metropolitan District G.O. Improvement Series 1992, 7.60%-8.50% due
                         11/1/2000-12                                                                      1,280,700
           470,000   Cordillera Metropolitan District G.O. Series 1994A, 8.00% due 12/1/2009 (b)             534,649
           500,000   Cordillera Metropolitan District G.O. Series 1994, 8.25% due 12/1/2013 (b)              573,475
         1,025,000   Cotton Ranch Metropolitan District G.O. Series 1998A, 7.25% due
                         12/1/2017                                                                         1,007,555
         3,500,000   Cotton Ranch Metropolitan District Subordinate Junior G.O. Ltd. Tax Refunding
                         Variable Rate Series 1999B, 7.75% due 12/15/2017 (h)                              3,104,535
         2,250,000   Cottonwood Water and Sanitation District Refunding Series 1996A, 7.60% due
                         12/1/2012                                                                         2,310,818
        19,106,474   Cottonwood Water and Sanitation District Capital Appreciation Refunding Second
                         Lien, Series 1998A, 8.00% due 12/1/2027 (d)                                       3,810,595
           240,000   Crested Butte (Town of) Sales Tax Revenue Series 1994, 6.10%-6.35% due
                         12/1/2001-03                                                                        245,191
           375,000   Delta Sales (City of) and Use Tax Revenue Refunding Series 1994, 4.35%-4.65%
                         due 12/1/2001-03                                                                    373,836
            72,000   Denver (City and County of) Lease Purchase Certificates Series 1993, 6.30% due
                         1/1/2002                                                                             72,099
         1,500,000   Denver (City and County of) Airport System Subordinate Revenue Series 1997B,
                         5.70% due 12/1/2020 (h)                                                           1,500,000
         1,885,000   Denver (City and County of) Subordinate Multifamily Housing Revenue Capitol
                         Heights Apts. Series 1999C, 8.00% due 5/1/2032                                    1,885,000
            45,000   Denver West Metropolitan District Series 1997B, 4.80% due 12/1/2002                      44,779
           775,000   Denver West Metropolitan District Series 1997B, 5.70% due 12/1/2017                     723,858
            40,000   Dillon (Town of) G.O. Series 1992, 5.90% due 10/1/2000                                   40,003
            95,000   Dillon (Town of) Excise Tax Revenue Series 1994, 5.80%-5.90% due 6/1/2002-03             96,977
            90,000   Durango (City of) First Mortgage Revenue Series 1995, 6.50% due 12/15/2000               89,861
           470,000   Eagle Ranch Metropolitan District Golf Course Enterprise Revenue Series 1999B,
                         5.75% due 10/15/2018 (h)                                                            470,000
           450,000   Eagle Riverview Affordable Housing Corp. Multifamily Housing Project Revenue
                         Series 1999B, 7.00% due 7/1/2029                                                    424,044
            60,000   El Paso and Elbert Counties Joint School District No. 23-JT G. O. Building
                         Series 1994, 5.75% due 12/15/2001                                                    60,721
            90,000   El Paso County LID 85-2 Special Assessment Refunding Series 1988, 8.875%-9.00%
                         due 9/1/2001 (a)                                                                      9,000
            50,588   El Paso County Pheasant Run LID Special Assessment Series 1986-2, 9.25% due
                         9/1/1999 (a)                                                                         12,647

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

SEPTEMBER 30, 2000

--------------------------------------------------------------------------------------------------------------------

            FACE                                                                                           MARKET
           AMOUNT                          COLORADO MUNICIPAL BONDS- 95.2%                                  VALUE
           ------                          -------------------------------                                 ------

           100,000   El Paso County School District No. 2 - Harrison G.O. Improvement Series 1994,
                         7.10% due 12/1/2004                                                                 109,091
           500,000   El Paso County School District No. 20 Zero Coupon G.O. Refunding Series 1993A,
                         6.10% due 6/15/2008 (d)                                                             338,835
           150,000   Elbert County School District C-1 Elizabeth G.O. Series 1994, 4.40% due
                         12/1/2002                                                                           148,664
           155,000   City of Englewood Golf Course Revenue Series 1994, 4.35% due 12/1/2000                  154,834
         3,062,405   Equi-Mor Holdings Inc. Class A Pass-Through Certificates Series 1998B, 7.00%
                         due 9/1/2018                                                                      3,062,405
           466,438   Equi-Mor Holdings Inc Class A Pass-Through Certificates Series 1999A, 7.50%
                         due 4/5/2018                                                                        466,438
            25,000   Fort Collins Refunding Series B, 6.00%, due 12/1/2002                                    25,787
            25,000   Fort Lupton Golf Course Revenue Anticipation Warrants Series 1996A, 8.50% due
                         12/15/2015                                                                           12,500
           500,000   Galleria Metropolitan District G.O. Series 1999, 7.25% due 12/1/2019                    496,705
         2,000,000   Gateway Village GID G.O. Refunding and Improvement Series 1998, 6.00% due
                         12/1/2018                                                                         1,833,700
           160,000   Gateway Village GID G.O. Refunding and Improvement Series 1998, Zero Coupon
                         5.40%-5.60% due 12/1/2000-01 (d)                                                    154,757
           835,000   Gateway Village GID G.O. Series 1995, 8.25%-8.75% due 12/1/2005-14 (b)                  900,332
         1,000,000   Gateway Village GID Subordinate Ltd. Tax G.O. Series 1999, 7.00% due 6/1/2019           960,700
           300,000   Grand Junction (City of) Downtown Development Authority Tax Increment Revenue
                         Series 1996, 5.55%-5.65% due  11/15/2004-05                                         306,015
         1,200,000   Greatrock North Water and Sanitation District Ltd. Tax G.O. Series 1998, 8.00%
                         due 12/1/2017                                                                     1,159,176
           270,000   Greenwood Metropolitan District G.O. Refunding Series 1994, 6.10%-7.00% due
                         12/1/2000-04                                                                        279,675
           265,000   Greenwood North Metropolitan District G.O. Refunding Series 1993, 4.75%-5.00%
                         due 12/1/2000-01                                                                    265,033
           220,000   Greenwood South Metropolitan District G.O. Refunding Series 1994, 6.25%-6.90%
                         due 12/1/2001-04                                                                    227,231
           510,000   Hamilton Creek District Series 1990, 1.19% due 12/1/2004 (g)(i)                         255,000
            10,000   Hyland Hills Park & Recreation District Special Revenue Improvement Series
                         1992, 7.10% due 12/15/2000                                                           10,054
           340,000   Idledale Fire Protection District G.O. Series 1993, 5.20%-5.80% due
                         12/15/2003-07                                                                       340,121
           465,000   La Plata County Recreational Facilities Revenue Refunding Durango Ski
                         Corporation Project Series 1989A, 9.00% due 2/1/2010                                454,677

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

SEPTEMBER 30, 2000

--------------------------------------------------------------------------------------------------------------------

            FACE                                                                                           MARKET
           AMOUNT                          COLORADO MUNICIPAL BONDS- 95.2%                                  VALUE
           ------                          -------------------------------                                 ------

           315,000   Las Animas (City of) Water G.O. Series 1989, 8.60% due 12/1/2009                        316,937
           300,000   Left Hand Water District Water Revenue Refunding Series 1993, 4.30%-4.45% due
                         11/15/2000-01                                                                       299,936
         2,030,000   Littleton (The) Riverfront Authority Tax Increment Revenue Refunding Series
                         1999A-1, 8.00% due 12/1/2008                                                      2,053,853
           135,000   Lookout Mountain Water District G.O. Refunding Series 1993, 5.20% due
                         12/1/2001                                                                           135,752
           250,000   Montrose (City of) Water and Sewer Revenue Refunding and Improvement Series
                         1993, 4.50%-4.65% due 10/1/2001-02                                                  250,298
           155,000   Monument Sanitation District G.O. Refunding Series 1994, 5.80%-5.90% due
                         12/1/2001-02                                                                        156,754
            90,000   Mt. Crested Butte (Town of) G.O. Refunding Series 1993, 4.75% due 5/1/2001               90,034
           100,000   Mountain Village Metropolitan District G.O. Series 1992, 7.95% due 12/1/2003
                         (b)                                                                                 107,807
           435,000   Mountain Village Metropolitan District G.O. Series 1992, 7.95% due 12/1/2003            488,079
           225,000   North Jeffco Park and Recreation District Golf Course Revenue Series 1994,
                         5.80%-6.10% due 12/1/2001-04                                                        230,503
           750,000   North Pines Metropolitan District G.O. Ltd. Tax Series 1999, 6.00% due
                         12/1/2003                                                                           744,075
           760,000   North Pines Metropolitan District G.O. Ltd. Tax Series 1999, 8.00% due 6/1/2019         748,668
         2,800,000   North Range Village Metropolitan District G.O. Ltd. Tax Series 2000, 8.00% due
                         12/1/2020                                                                         2,800,000
            75,000   Otero County Swink School District No. 33 G.O. Building Series 1994, 8.40% due
                         12/15/2000-03                                                                        80,354
           115,000   Ouray County Ridgway School District #R-2 Series 1994, 7.75% due 12/1/2001-02           120,741

           145,000   Parker (Town of) Sales and Use Tax Refunding Revenue Series 1993, 4.30% due
                         11/1/2000                                                                           144,974
         4,470,000   Parker Jordan Metropolitan District G.O. Series 2000, 7.25% due 12/1/2019             4,470,000
            45,000   Pitkin County Sales Tax Revenue Series 1995, 5.30% due 12/1/2000                         45,019
           200,000   Project 7 Water Authority Water Revenue Refunding Series 1993, 4.50% due
                         12/1/2000                                                                           200,002
           354,000   Pueblo County Capital Improvement Residual Revenue Series 1988,  10.07% due
                         8/2/2010 (d)                                                                        149,059
            45,000   Rangely Junior College District G.O. Building Series 1992, 6.40% due 10/1/2000           45,004

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

SEPTEMBER 30, 2000

--------------------------------------------------------------------------------------------------------------------

            FACE                                                                                           MARKET
           AMOUNT                          COLORADO MUNICIPAL BONDS- 95.2%                                  VALUE
           ------                          -------------------------------                                 ------

           159,868   Roxborough Village Metropolitan District Series 1993A, 9.00% due 12/31/2016 (i)         130,753
           278,078   Roxborough Village Metropolitan District Series 1993B, principal only, 0.00%
                         due 12/31/2021 (e)(i)                                                                16,095
           906,622   Roxborough Village Metropolitan District Series 1993C, 9.84% due 12/31/2032
                         (d)(i)                                                                                7,144
            20,270   Roxborough Village Metropolitan District Series 1993B, interest only, 10.41%
                         due 1/1/2043 (f)(i)                                                                     160
           120,000   Saguache County Moffat School District No. 2 G.O. Series 1994, 5.80%-5.90% due
                         12/1/2000-01                                                                        120,996
           225,000   Saint Charles Mesa Water District Water Revenue Refunding Series 1992, 5.55%
                         due 12/1/2000                                                                       225,401
           535,000   San Miguel County Housing Authority Multifamily Telluride Village Revenue
                         Refunding Series 1993, 6.30% due 7/1/2013                                           550,569
         1,245,000   Sand Creek Metropolitan District G.O. Ltd. Tax Series 1997, 7.125% due
                         12/1/2016                                                                         1,237,978
         1,660,000   Sheridan Series 1997A, 7.50% due 12/1/2016                                            1,661,909
         1,000,000   Southpark Metropolitan District Refunding G.O. Series 1996, 6.60%
                         due 12/1/2013                                                                     1,039,650
           275,000   Southtech Metropolitan District G.O. Refunding Series 1994, 5.20%-5.85% due
                         12/1/2000-04                                                                        278,363
         2,000,000   Sterling Hills Metropolitan District G.O. Ltd. Tax Series 1998, 7.75% due
                         6/1/2018                                                                          1,913,720
         3,320,000   Sterling Hills West Metropolitan District G.O. Ltd. Tax Series 2000, 8.00% due
                         12/1/2019                                                                         3,320,000
         4,825,000   Tabernash Meadows Water & Sanitation District G.O. Bonds Series 2000, 8.40%
                         due 12/1/2020                                                                     4,825,000
           360,000   Telluride Hospital District Series 1997, 4.60%-4.80% due 12/1/00-02                     358,155
         1,950,000   Todd Creek Farms Metropolitan District #2 Ltd. Tax G. O. Series 1997, 8.00%
                         due 6/1/2017                                                                      1,934,966
         1,000,000   Todd Creek Farms Metropolitan District No. 2 Ltd. Tax G.O. Series 1999, 7.50%
                         due 12/1/2018                                                                       958,530
           200,000   Upper Eagle Regional Water Authority Water Refunding Series 1994, 5.65%-5.80%
                         due 12/1/2000-01                                                                    201,234
           610,000   Valley Metropolitan District G.O. Revenue Series 1992, 7.00% due 12/15/2006             618,442
           100,000   Weld County Reorganized School District RE-4 G.O. Series 1993, 4.65% due
                         12/1/2000                                                                           100,034
            35,000   Town of Windsor G.O. Water Refunding Series 1994, 4.80% due 4/1/2001                     35,059
                                                                                                          ----------
                     Total Colorado Municipal Bonds (cost $93,468,969)                                    92,331,842
                                                                                                          ----------

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

SEPTEMBER 30, 2000

--------------------------------------------------------------------------------------------------------------------

            FACE                                                                                            MARKET
           AMOUNT                   COLORADO CERTIFICATES OF PARTICIPATION - 1.4%                            VALUE
           ------                   ---------------------------------------------                           ------

           155,000   Arapahoe County Recreation District Refunding Certificates of Participation
                         Series 1996, 5.00%-5.20% due 12/1/2004-06                                           157,939
           125,000   Central City (City of) Certificates of Participation City Hall Project Series
                         1995, 6.65%-6.80% due 12/1/2000-01                                                  125,060
           600,000   Eagle-Vail Metropolitan District Golf Course Series 1999, 6.00% due 12/1/2019           566,694
           100,000   El Paso County School District No. 49 Falcon Schools Refunding Certificates of
                         Participation Series 1995, 4.375% due 11/1/2001                                      99,910
           200,000   Gilpin County Certificates of Participation Detention Facility Project Series           203,324
                         1994, 6.60% due 10/15/2001
            50,000   Las Animas County School District  No. 001 Certificates of Participation
                         Series 1991A, 8.00% due 12/1/2010                                                    50,791
           145,000   Park School District R-3 Certificates of Participation Series 1995 & 1996,
                         5.35%-5.45% due 6/1/2004-05                                                         145,091
                                                                                                          ----------

                     Total Colorado Certificates of Participation Bonds                                    1,348,809
                         (cost $1,310,793)                                                                ----------


                                         COLORADO INDUSTRIAL DEVELOPMENT BONDS
                                         -------------------------------------

           762,091   Fort Collins Industrial Development Revenue (The Opera House Project) Series
                         1986B, 0.00% due 12/1/2016 (a)(i)                                                         0
                                                                                                          ----------
                     Total Colorado Industrial Development Bonds (cost $0)                                         0


                                              OTHER MUNICIPAL BONDS - 1.2%
                                              ----------------------------

           100,000   City of Burnsville G.O. Tax Increment Refunding Series 1993C, 4.40% due
                         2/1/2002                                                                            100,033
           510,000   Dona Ana County New Mexico Tax-Exempt Multi-Family Housing Revenue Bonds
                         Subordinate Series 1999B1, 8.50% due 8/1/2014                                       510,000
           515,000   Sandoval County Project Revenue Bonds New Mexico Tournament Soccer Complex
                         Series 1997, 7.50% due 8/15/2006                                                    502,032
           100,000   Santa Fe New Mexico Public School District G.O. Series 1994, 5.60% due
                         6/15/2001                                                                           100,095

                     Total Other Municipal Bonds (cost $1,225,593)                                         1,212,160
                                                                                                           ---------

                     Total investments, at value (cost $96,005,355)*                    97.8%             94,892,811
                     Other assets net of liabilities                                     2.2%              2,099,993
                                                                                      ------            ------------

                     Net assets                                                        100.0%           $ 96,992,804
                                                                                       =====            ============

         *Tax cost basis approximates book cost basis.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

SEPTEMBER 30, 2000

(a) Non-income producing based upon the financial condition of the issuer (see footnote 1).

(b) Originally issued as general obligation bonds but are now prerefunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c) Represents interest certificates whose characteristics are similar to zero coupon bonds. All interest based on the coupon rate is remitted upon maturity. Interest rate shown for interest certificates represents effective yield at acquisition.

(d) Interest rate shown for zero coupon bonds represents the effective yield at the date of acquisition.

(e) Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f) Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g) Interest rate disclosed for cash flow bond represents the effective yield at September 30, 2000. Income on this security is derived from the cash flow of the issuer.

(h)   Represents current interest rate for a variable rate bond.

(i) Terms of security have been restructured since the original issuance. The face amount and market value of such securities amount to $14,490,446 and 2,211,192 or 2.28% of net assets, respectively, as of September 30, 2000.

The following abbreviations are used in the descriptions of securities included in the Statement of Investments:

G.O.   - General Obligations
LID    - Local Improvement District
GID    - General Improvement District

See accompanying notes to financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2000

ASSETS

Investments, at value (cost $96,005,355) - see accompanying statement       $ 94,892,811
Cash                                                                             358,535
Interest receivable                                                            2,081,950
Shares of beneficial interest sold                                                53,496
                                                                            ------------

         Total Assets                                                         97,386,792
                                                                            ------------

LIABILITIES

Payables and other liabilities:
    Dividends                                                                    277,170
    Shares of beneficial interest redeemed                                        30,724
    Accrued expenses and other                                                    86,094
                                                                            ------------

    Total liabilities                                                            393,988
                                                                            ------------

    Net Assets                                                              $ 96,992,804
                                                                            ============


COMPOSITION OF NET ASSETS

Paid-in capital                                                             $ 98,384,038
Overdistributed net investment income                                             (9,756)
Accumulated net realized losses                                                 (268,934)
Net unrealized depreciation of investments (note 3)                           (1,112,544)
                                                                            ------------

         Net Assets                                                         $ 96,992,804
                                                                            ============

Net asset value and redemption value per share (based on 10,365,069
    shares of beneficial interest outstanding)                              $       9.35
                                                                            ============

Maximum offering price per share (net asset value plus sales charge
    of 4.75% of offering price)                                             $       9.82
                                                                            ============

See accompanying notes to financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2000

Investment income - interest                                                    $  7,097,448


Expenses:
    Management fees (note 4)                                                         448,172
    Custodian fees (note 5)                                                           68,106
    Legal and auditing fees                                                          112,536
    Transfer agency expenses (note 4)                                                 65,096
    Shareholders' reports                                                             22,900
    Registration fees                                                                  3,010
    Trustees' fees                                                                       400
    Other                                                                              2,206
                                                                                ------------

          Total expenses                                                             722,426

Earnings credits on cash balances (note 5)                                           (68,106)
                                                                                ------------

          Net expenses                                                               654,320
                                                                                ------------

          Net investment income                                                    6,443,128

Realized and unrealized loss on investments:
    Net realized loss on investments                                                (268,241)
                                                                                ------------
    Net unrealized depreciation of investments
       Beginning of the year                                                        (865,820)
       End of year                                                                (1,112,544)
                                                                                ------------

          Net change in unrealized depreciation on investments                      (246,724)
                                                                                ------------

          Net realized and unrealized loss on investments                           (514,965)
                                                                                ------------

          Net increase in net assets resulting from operations                  $  5,928,163
                                                                                ============


See accompanying notes to financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENTS OF CHANGES IN NET ASSETS


                                                                              YEAR ENDED SEPTEMBER 30,
                                                                           ------------------------------

FROM INVESTMENT ACTIVITIES:                                                    2000              1999
                                                                           ------------      ------------
    Net investment income                                                  $  6,443,128      $  4,755,392
    Net realized gain (loss) on investments                                    (268,241)            7,024
    Net change in unrealized depreciation on investments                       (246,724)       (1,967,844)
                                                                           ------------      ------------

        Net increase in net assets resulting from operations                  5,928,163         2,794,572
                                                                           ------------      ------------


    Dividends to shareholders from net investment income                     (6,510,357)       (4,697,920)
                                                                           ------------      ------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
    Proceeds from sale of shares                                             14,998,860        15,448,573
    Dividends reinvested                                                      3,717,435         2,828,356
    Payments for shares redeemed                                             (5,283,551)       (5,338,925)
                                                                           ------------      ------------

        Increase in net assets derived from
          beneficial interest transactions                                   13,432,744        12,938,004
                                                                           ------------      ------------

        Net increase in net assets                                           12,850,550        11,034,656

NET ASSETS
    Beginning of period                                                      84,142,254        73,107,598
                                                                           ------------      ------------

    End of period, including (overdistributed) undistributed
      net investment income of ($9,754) and $57,472, respectively          $ 96,992,804      $ 84,142,254
                                                                           ============      ============


See accompanying notes to financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

Financial Highlights

                                                                                YEAR ENDED SEPTEMBER 30,
                                                     ------------------------------------------------------------------------------
                                                        2000             1999             1998             1997             1996
                                                     ----------       ----------       ----------       ----------       ----------
PER SHARE OPERATING DATA:

   Net asset value, beginning of period              $     9.42       $     9.64       $     9.58       $     9.37       $     9.16
                                                     ----------       ----------       ----------       ----------       ----------

   Net investment income                                   0.68             0.56             0.62             0.58             0.61
   Net realized and unrealized gain (loss)
     on investments                                       (0.07)           (0.22)            0.06             0.21             0.20
                                                     ----------       ----------       ----------       ----------       ----------

   Increase from investment operations                     0.61             0.34             0.68             0.79             0.81

   Dividends from net investment income                   (0.68)           (0.56)           (0.62)           (0.58)           (0.60)
                                                     ----------       ----------       ----------       ----------       ----------

   Net increase (decrease) in net asset value             (0.07)           (0.22)            0.06             0.21             0.21
                                                     ----------       ----------       ----------       ----------       ----------

   Net Asset Value, End of Period                    $     9.35       $     9.42       $     9.64       $     9.58       $     9.37
                                                     ==========       ==========       ==========       ==========       ==========

   TOTAL RETURN, AT NET ASSET VALUE (1)                    6.76%            3.64%            7.62%            8.66%            9.15%
                                                     ==========       ==========       ==========       ==========       ==========

   RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000)s                  $   96,993       $   84,142       $   73,108       $   67,249       $   50,583
                                                     ==========       ==========       ==========       ==========       ==========
   Ratios to average net assets:
       Net investment income                               7.18%            5.96%            6.66%            6.13%            6.50%
       Total expenses                                       .81%             .73%             .77%             .84%             .77%
       Net expenses                                         .73%             .64%             .66%             .73%             .70%

   Portfolio turnover rate (2)                            18.11%           21.95%           28.63%           27.66%           24.53%
                                                     ==========       ==========       ==========       ==========       ==========


(1) Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2) The portfolio turnover rate is computed by dividing the lesser of purchases or sales of portfolio securities for a period by the monthly average of the market value of portfolio securities owned during the period. Sales of securities include the proceeds of securities which have been called, or for which payment has been made through redemption or maturity. Securities with a maturity date of one year or less at the time of acquisition are excluded from the calculation. Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) for the period September 30, 2000 were $31,192,832 and $15,013,700, respectively.

See accompanying notes to the financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2000


(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Colorado BondShares - A Tax-Exempt Fund (the Fund) is registered under the Investment Company Act of 1940 as amended, as a diversified, open-end management company. The Fund's investment objectives are to maximize income exempt from federal income taxes and from personal income taxes of the State of Colorado to the extent consistent with the preservation of capital and to seek opportunities for capital appreciation. The Fund's investment adviser is Freedom Funds Management Company (Freedom Funds). The following is a summary of significant accounting policies consistently followed by the Fund.

(a)  INVESTMENT VALUATION

      The values of investments are determined using prices quoted by a national independent pricing service approved by the Fund's Board of Trustees. The pricing service values the municipal bonds taking into consideration yield, stability, risk, quality, coupon, maturity, type of issue, trading characteristics and any other relevant trading or market factors. The Fund records amortization of premiums and accretion of original discounts on zero coupon bonds, using the effective yield method, in accordance with federal income tax purposes. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

(b)   INCOME TAXES

      The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all its net investment income to shareholders. Therefore, no tax provision is required. At September 30, 2000, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $268,934, expiring in 2008.

(c)   OTHER/SECURITY CREDIT RISK

      Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividends to shareholders are declared each business day and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated using the identified-cost basis which is the same basis the Fund uses for federal income tax purposes. The Fund concentrates its investments in Colorado and, therefore, may have more credit risks related to the economic conditions of Colorado than a portfolio with a broader geographical diversification. The Fund invests in nonrated securities, which may be subject to a greater degree of credit risk, and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund's investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amounts and market value of bonds, for which the accrual of interest income has been discontinued, approximated $9,377,861 and $88,431 (.09% of net assets), respectively, as of September 30, 2000.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2000


(d)   USE OF ESTIMATES

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(2)   SHARES OF BENEFICIAL INTEREST

      The Fund has an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for the years ended September 30, 2000 and 1999 were as follows:

                                                             2000            1999
                                                          ----------      ----------

         Shares Sold                                       1,599,665       1,611,128
         Dividends Reinvested                                396,544         295,764
                                                          ----------      ----------
                                                           1,996,209       1,906,892
         Shares Redeemed                                    (563,235)       (557,388)
                                                          ----------      ----------

            Net Increase in Shares Outstanding             1,432,974       1,349,504
                                                          ==========      ==========

(3)   UNREALIZED GAINS AND LOSSES

      At September 30, 2000, the net unrealized depreciation on investments of $1,112,544 was comprised of gross appreciation of $1,775,928 and gross depreciation of $2,888,472.

(4)   MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      Management fees paid to Freedom Funds were in accordance with the investment advisory agreement with the Fund which provides for an annual fee equivalent to 0.5% of the net assets of the Fund. Freedom Funds pays all expenses associated with advertising, marketing, and distributing the Fund's shares and serves as the transfer agent, dividend disbursing agent, and registrar for the Fund. Freedom Funds provided certain transfer agency and shareholder services as part of the management fee arrangement for the fiscal year ended September 30, 2000. Transfer agency expenses represent direct expenses charged to the Fund by third parties.

(5)   EARNINGS CREDITS ON CASH BALANCES

      Expenses paid indirectly by the Fund represent earnings credits on cash balances maintained with the custodian by the Fund which result in offsetting custodian fees incurred for the safeguarding of Fund assets.